Issued Capital, Equity Compensation, and Warrants - Summary of Stock Options Outstanding and Exercisable (Details) shares in Thousands	Dec. 31, 2017 CAD ($) shares Year	Dec. 31, 2016 CAD ($) shares	Sep. 30, 2015 CAD ($) shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	5,306	3,424	3,466
Weighted average remaining contractual life of options outstanding (years) | Year	3.56
Weighted average exercise price of options outstanding	$ 4.85	$ 2.15	$ 2.15
Number of options exercisable | shares	3,323
Weighted average exercise price of options exercisable	$ 3.39
$1.35 - $1.50
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	1,074
Weighted average remaining contractual life of options outstanding (years) | Year	1.75
Weighted average exercise price of options outstanding	$ 1.44
Number of options exercisable | shares	1,074
Weighted average exercise price of options exercisable	$ 1.44
$1.35 - $1.50 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	1.35
$1.35 - $1.50 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 1.50
$1.70 - $1.90
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	327
Weighted average remaining contractual life of options outstanding (years) | Year	1.57
Weighted average exercise price of options outstanding	$ 1.81
Number of options exercisable | shares	327
Weighted average exercise price of options exercisable	$ 1.81
$1.70 - $1.90 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	1.70
$1.70 - $1.90 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 1.90
$2.35 - $3.75
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	820
Weighted average remaining contractual life of options outstanding (years) | Year	3.12
Weighted average exercise price of options outstanding	$ 2.61
Number of options exercisable | shares	820
Weighted average exercise price of options exercisable	$ 2.61
$2.35 - $3.75 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	2.35
$2.35 - $3.75 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 3.75
$4.80 - $5.00
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	1,172
Weighted average remaining contractual life of options outstanding (years) | Year	4.19
Weighted average exercise price of options outstanding	$ 4.88
Number of options exercisable | shares	624
Weighted average exercise price of options exercisable	$ 4.87
$4.80 - $5.00 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	4.80
$4.80 - $5.00 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 5.00
$8.05 - $11.05
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	1,913
Weighted average remaining contractual life of options outstanding (years) | Year	4.72
Weighted average exercise price of options outstanding	$ 8.23
Number of options exercisable | shares	478
Weighted average exercise price of options exercisable	$ 8.23
$8.05 - $11.05 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	8.05
$8.05 - $11.05 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 11.05